CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,215)	$ (4,353)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt (recovery) expense	7	(3)
Depreciation	461	361
Stock based compensation	824	645
Change in fair value of warrants	674
Changes in operating assets and liabilities:
Accounts receivable	(33)	13
Inventory	(669)	(4)
Other current assets	97	(144)
Other assets	(25)	55
Accounts payable	126	(337)
Deferred revenue	(26)	(413)
Accrued liabilities	223	513
Total adjustments	1,659	299
Net cash used in operating activities	(5,556)	(3,666)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	(107)	(552)
Net cash used in investing activities	(107)	(552)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of preferred stock and warrants	2,214
Proceeds from debt financing	115	86
Payments made on notes payables	(374)	(125)
Proceeds from options and warrants exercised	3,276	3,102
Net cash provided by financing activities	5,231	3,063
NET CHANGE IN CASH AND CASH EQUIVALENTS	(432)	(1,155)
CASH AND CASH EQUIVALENTS, beginning of year	1,044	2,200
CASH AND CASH EQUIVALENTS, end of period	613	1,045
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	31	48
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of minority interest		104
Conversion of accrued expenses into common stock	126	162
Purchase of fixed assets by issuing notes payable		50
Issuance of common stock as board compensation	463
Deemed dividends in the form of warrants to purchase common stock.	537	2,656
Deemed dividends on preferred stock	$ 3,148